SUPPLEMENT dated October 30, 1998

                              To the PROSPECTUS of

                              STANDISH EQUITY FUND
                    STANDISH SMALL CAPITALIZATION EQUITY FUND
                  STANDISH SMALL CAPITALIZATION EQUITY FUND II
                       STANDISH INTERNATIONAL EQUITY FUND

                             Dated January 28, 1998
                              Revised May 15, 1998

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Standish Equity Fund:

      The following information replaces the Expense Information table regarding Standish Equity Fund ("Equity Fund") on page 3 of the attached Prospectus:

Annual Operating Expenses                                     Equity Fund
(as a percentage of average net assets)                   -------------------

      Management Fees (after fee reduction)*                     0.50%

      12b-1 Fees                                                 None

      Other Expenses+ (after expense limitation)*                0.21%
                                                                 -----
      Total Operating Expenses (after expense limitation         0.71%
                                                                 =====

-------------------
*The Adviser has voluntarily and temporarily agreed to limit certain expenses of the Equity Fund to 0.71%. In the absence of such agreement, the Fund's Management Fees, Other Expenses and Total Operating Expenses (as a percentage of average net assets) for the fiscal year ended September 30, 1997 would have been: 0.50%, 0.22% and 0.72%. The Adviser may revise or discontinue this agreement at any time although it has no current intention to do so.

+Other Expenses include custodian and transfer agent fees, registration costs, payments for insurance, and audit and legal services.

Example

      Hypothetically assume that the Equity Fund's annual return is 5% and that its total operating expenses are exactly as described. For every $1,000 invested, an investor would have paid the following expenses if an account were closed after the number of years indicated:

                                                      Equity Fund
                                                  -------------------
After 1 Year                                              $7

After 3 Years                                             23

After 5 Years                                             40

After 10 Years                                            88

      The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor in the Equity Fund will bear directly or indirectly. The example is included solely for illustrative purposes and should not be considered a representation of future performance or expenses. Actual expenses may be more or less than those shown. See "Management" for additional information about the Fund's expenses. On July 12, 1997, the Fund changed its fiscal year end from December 31 to September 30.

                            ------------------------

Standish Equity Fund:

      The following disclosure replaces the information regarding the Equity Fund in the footnote to the table on page 19 of the attached Prospectus:

          The Adviser has voluntarily agreed to limit total expenses (excluding brokerage commissions, taxes and extraordinary expenses) of the Equity Fund to 0.71% of the Fund's average daily net assets. The Adviser may terminate or revise this agreement at any time although it has no current intention to do so. If the expense limit is exceeded, the compensation due the Adviser shall be proportionately reduced by the amount of such excess by a reduction or refund thereof, subject to readjustment during the period during which the limit is in place.

                            ------------------------

Standish Small Capitalization Equity Fund II:

      The following information replaces the Fund Comparison Highlights table regarding Standish Small Capitalization Equity Fund II ("Small Cap II Fund") on page 2 of the attached Prospectus:

      --------------------------------------------------------------------
                                      Small Capitalization Equity Fund II
      --------------------------------------------------------------------
       Market                         $1.5 billion or less
       Capitalization of
       Companies
       Focused on by
       the Fund
      --------------------------------------------------------------------

                            ------------------------

Standish Small Capitalization Equity Fund II:

      The following disclosure replaces the information regarding the Small Cap II Fund under the caption "The Small Capitalization Equity Fund II" on page 9 of the attached Prospectus:

          Principal Investments. Under normal circumstances, at least 80% of the Small Cap II Portfolio's total assets are invested in equity and equity-related securities of small capitalization companies. The Small Cap II Portfolio focuses its investments in small capitalization companies that have total market capitalizations of $1.5 billion or less at the time of purchase. When Standish believes that securities of small capitalization companies are over-valued, the Small Cap II Portfolio may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the Portfolio's total assets. The Small Cap II Portfolio may participate in initial public offerings for previously privately held companies which are generally expected to have total market capitalizations of $1.5 billion or less after consummation of the offering, and whose securities are expected to be liquid after the offering.

                            ------------------------

SUPPLEMENT dated October 30, 1998

                              To the PROSPECTUS of

                       STANDISH TAX-SENSITIVE EQUITY FUND
             STANDISH SMALL CAPITALIZATION TAX-SENSITIVE EQUITY FUND
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                             Dated January 28, 1998

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Standish Small Capitalization Tax-Sensitive Equity Fund:

      The following information replaces the information in the Fund Comparison Highlights table regarding Standish Small Capitalization Tax-Sensitive Equity Fund ("Small Cap Fund") on page 2 of the attached Prospectus:

      --------------------------------------------------------------------
                                           Small Cap Tax-Sensitive
                                                 Equity Fund
      --------------------------------------------------------------------
       Market Capitalization of     $ 1.5 billion or less at the time of
       Companies Focused on by      purchase
       the Fund
      --------------------------------------------------------------------

                            ------------------------

Standish Small Capitalization Tax-Sensitive Equity Fund:

      The following disclosure replaces the information regarding the Small Cap Fund under the caption "The Small Cap Tax-Sensitive Equity Fund" on page 11 of the attached Prospectus:

          Principal Investments. Under normal circumstances, at least 80% of the Small Cap Fund's total assets are invested in equity and equity-related securities of small capitalization companies. The Small Cap Fund focuses its investments in small capitalization companies that have total market capitalizations of $1.5 billion or less at the time of purchase. When Standish believes that securities of small capitalization companies are over-valued, the Small Cap Fund may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the Fund's total assets. The Small Cap Fund may participate in initial public offerings for previously privately held companies which are expected to have total market capitalizations of $1.5 billion or less after consummation of the offering, and whose securities are expected to be liquid after the offering. Companies with small market capitalizations may have more limited operating histories and/or less experienced management than larger capitalization companies and investment in such companies may pose additional risks.

SUPPLEMENT dated October 30, 1998

                  To the Statement of Additional Information of

                              STANDISH EQUITY FUND
                    STANDISH SMALL CAPITALIZATION EQUITY FUND
                  STANDISH SMALL CAPITALIZATION EQUITY FUND II
                       STANDISH INTERNATIONAL EQUITY FUND

                             Dated January 28, 1998

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Standish Small Capitalization Equity Fund II:

      The following information replaces the information regarding Standish Small Capitalization Equity Fund II ("Small Cap II Fund") under the caption "Common Stocks" on page 2 of the attached Statement of Additional Information:

          The common stocks of the companies in which the Small Cap II Portfolio invests typically have total market capitalizations of up to $1.5 billion.

                            ------------------------